SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017
Recently Adopted And Issued Accounting Pronouncements [Abstract]
Application Of Intra Entity Transfers Deferred Taxes		$ 31,000,000
Application Of Guidance On Prepaid Expenses	$ 267,000,000
Application Of Guidance On Deferred Income Tax Liabilities	198,000,000
Application Of Guidance On Deferred Income Tax Assets	(100,000,000)
Application Of Guidance On Accrued Expenses Decreased	$ (31,000,000)